CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Common stock, shares issued (in shares)	226,852,590	226,265,161	221,960,000
Common stock, shares outstanding (in shares)	226,852,590	226,265,161	221,960,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0